CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	13,848,333	6,333,333
Ordinary shares outstanding	13,848,333	6,333,333